Stockholders' Equity and Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of stock options outstanding
Option Price per Share, minimum	$ 34.20	$ 37.05	$ 42.45	$ 42.00
Option Price per Share, maximum	$ 245.85	$ 16.39	$ 245.85	$ 245.85
Outstanding	560,797
Weighted Average Exercise Price of Outstanding Options	$ 89.74
Weighted Average Remaining Contract Life	6 years 2 months 12 days
Vested	384,305
Weighted Average Exercise Price of Vested Options	$ 105.80
$2.47 - $4.58 [Member]
Summary of stock options outstanding
Option Price per Share, minimum	34.20
Option Price per Share, maximum	$ 57.90
Outstanding	171,479
Weighted Average Exercise Price of Outstanding Options	$ 47.10
Weighted Average Remaining Contract Life	6 years 2 months 12 days
Vested	75,914
Weighted Average Exercise Price of Vested Options	$ 51.81
$4.79 - $7.19 [Member]
Summary of stock options outstanding
Option Price per Share, minimum	61.05
Option Price per Share, maximum	$ 95.85
Outstanding	237,647
Weighted Average Exercise Price of Outstanding Options	$ 77.85
Weighted Average Remaining Contract Life	6 years 4 months 24 days
Vested	158,587
Weighted Average Exercise Price of Vested Options	$ 82.85
$7.31 - $13.29 [Member]
Summary of stock options outstanding
Option Price per Share, minimum	97.95
Option Price per Share, maximum	$ 149.55
Outstanding	90,148
Weighted Average Exercise Price of Outstanding Options	$ 116.40
Weighted Average Remaining Contract Life	5 years 1 month 6 days
Vested	88,281
Weighted Average Exercise Price of Vested Options	$ 116.78
$14.03 - $16.39 [Member]
Summary of stock options outstanding
Option Price per Share, minimum	151.35
Option Price per Share, maximum	$ 245.85
Outstanding	61,523
Weighted Average Exercise Price of Outstanding Options	$ 215.48
Weighted Average Remaining Contract Life	2 years 9 months 18 days
Vested	61,523
Weighted Average Exercise Price of Vested Options	$ 215.48